Finance Costs - Schedule of Finance Costs (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interest expense on Shareholder loans (refer to note 20)	$ 298,726	$ 230,930
Amortisation of discount on convertible notes (refer to note 20)	188,291
Interest on Convertible notes (refer to note 20)	97,266	55,341
Interest and finance charges – Others	36,502	520
Finance costs	$ 620,785	$ 286,791